LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS (Details textuals) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Newbuilding	Dec. 31, 2016 USD ($) Newbuilding	Dec. 31, 2015 USD ($) Newbuilding	Jul. 31, 2015 USD ($)
Liquidity And Capital Resources [Line Items]
Cash position	$ 134.0	$ 76.0	$ 168.0
Undrawan credit facilities	$ 271.0	$ 190.0	$ 75.0
Newbuildings on order for delivery | Newbuilding	10	4	7
Total outstanding CAPEX related to newbuildings	$ 307.0	$ 149.0	$ 224.0
Mortgage debt and bank loans (Note 2,15,16,18)	719.1	$ 671.6	$ 767.2
Scheduled minimum payments on mortgage debt and bank loans in 2018	93.0
Working capital facility
Liquidity And Capital Resources [Line Items]
Undrawan credit facilities	75.0			$ 75.0
Term facility I
Liquidity And Capital Resources [Line Items]
Mortgage debt and bank loans (Note 2,15,16,18)	401.0
Term facility II
Liquidity And Capital Resources [Line Items]
Mortgage debt and bank loans (Note 2,15,16,18)	115.0
Bilateral borrowing facility | China export import Bank
Liquidity And Capital Resources [Line Items]
Undrawan credit facilities	115.0
Bilateral borrowing facility | Danish ship finance
Liquidity And Capital Resources [Line Items]
Undrawan credit facilities	81.0
Bilateral loan agreements | Danish ship finance
Liquidity And Capital Resources [Line Items]
Mortgage debt and bank loans (Note 2,15,16,18)	158.0
Bilateral loan agreements | ING
Liquidity And Capital Resources [Line Items]
Mortgage debt and bank loans (Note 2,15,16,18)	$ 46.0